UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Education - 6.9%
New Jersey Institute of Technology, Revenue, Series A	5.000%	7/1/45	$2,000,000	$2,236,940
New Jersey State EDA Revenue:
Provident Group, Kean Properties	5.000%	7/1/37	400,000	425,448
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	1,054,540
Provident Group, Montclair Properties, State University Housing Project, AGM	5.000%	6/1/42	5,000,000	5,462,200
New Jersey State EFA Revenue, Stevens Institute of Technology	5.000%	7/1/47	2,750,000	3,046,588
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, Subordinate, Series 1B	5.000%	12/1/44	1,080,000	1,132,596	(a)

Total Education				13,358,312

Health Care - 18.4%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	2,885,000	2,940,334
Bancroft Neurohealth Project	5.000%	6/1/41	1,325,000	1,342,954
Crane’s Mill Project	5.000%	1/1/49	2,000,000	2,114,440
Department of Human Services, Pooled Financing	5.000%	7/1/22	175,000	175,464
Department of Human Services, Pooled Financing	5.200%	7/1/32	162,000	162,452
New Jersey State Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.250%	11/15/29	6,960,000	7,380,175
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	1,970,202
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,193,950
University Hospital, Series A, AGM	5.000%	7/1/46	5,750,000	6,282,105
Virtua Health Inc.	5.750%	7/1/33	10,000,000	10,195,600

Total Health Care				35,757,676

Housing - 1.1%
New Jersey State EDA Revenue, Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,080,780

Industrial Revenue - 19.3%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding	5.000%	12/1/24	800,000	847,328	(a)

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	$5,000,000	$5,407,400	(a)
Municipal Loan Pool, AGM	5.400%	11/15/20	485,000	486,484
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,817,112	(a)
Port Newark Container Terminal LLC Project	5.000%	10/1/47	5,000,000	5,263,700	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,194,120	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	13,000,000	13,871,260
Salem County, NJ, Pollution Control Financing Authority Revenue, Chambers Project, Series A	5.000%	12/1/23	5,000,000	5,252,600	(a)
Tobacco Settlement Financing Corp., NJ, Refunding, Series A	5.000%	6/1/46	400,000	416,292

Total Industrial Revenue				37,556,296

Leasing - 17.3%
New Jersey State EDA Revenue:
School Facilities Construction, State Appropriations	5.000%	3/1/29	7,000,000	7,439,250
Series DDD	5.000%	6/15/42	4,000,000	4,213,920
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A	4.000%	7/1/32	6,500,000	6,479,850
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,000,000	1,109,940
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	4,000,000	4,420,800
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,327,150
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,167,348
Transportation System, Series A	5.250%	12/15/23	2,000,000	2,218,160
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, NATL, Refunding	5.250%	1/1/23	2,130,000	2,349,646

Total Leasing				33,726,064

Pre-Refunded/Escrowed to Maturity - 9.6%
New Jersey State EFA Revenue, University of Medicine & Dentistry, Series B	7.500%	12/1/32	10,000,000	10,235,900	(b)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/37	3,000,000	3,302,130	(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Catholic Health East	5.250%	11/15/29	$2,040,000	$2,165,480	(b)
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,000,000	3,000,000	(b)

Total Pre-Refunded/Escrowed to Maturity				18,703,510

Special Tax Obligation - 2.5%
New Jersey State EDA Revenue:
Cigarette Tax	5.000%	6/15/24	1,460,000	1,564,419
Cigarette Tax	5.000%	6/15/28	2,000,000	2,117,340
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,000,000	1,004,650
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	100,000	101,257

Total Special Tax Obligation				4,787,666

State General Obligation - 5.9%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	10,000,000	11,408,600

Transportation - 17.4%
Delaware River Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	291,490
Series A	5.000%	1/1/37	2,200,000	2,554,838
Series A	5.000%	1/1/38	2,500,000	2,891,600
Delaware River, PA, Joint Toll Bridge Commission Revenue, Bridge System Revenue Bonds	5.000%	7/1/42	3,500,000	3,943,170
New Jersey State EDA Revenue, Private Activity - The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,607,250	(a)
New Jersey State Turnpike Authority Revenue:
Series B	5.000%	1/1/40	8,955,000	10,146,284
Series G, Refunding	5.000%	1/1/35	3,000,000	3,462,240
Port Authority of New York & New Jersey, Consolidated Series 194, Refunding	5.000%	10/15/41	7,080,000	7,919,900
Port Authority of New York & New Jersey Revenue, Consolidated Series 166, Refunding	5.000%	1/15/41	1,000,000	1,050,470

Total Transportation				33,867,242

Water & Sewer - 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	330,000	304,425

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $186,143,174)				191,550,571

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
General - 0.1%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1 RMK, SPA - Wells Fargo Bank N.A.	1.650%	2/1/34	$110,000	$110,000	(c)(d)

Health Care - 0.6%
Minneapolis, Minneapolis & St. Paul, Housing & Redevelopment Authority Revenue, Series C2, RMK, LOC - Wells Fargo Bank N.A.	1.650%	11/15/34	175,000	175,000	(c)(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
Composite Program, Subordinated Series A-5, LOC - Wells Fargo Bank N.A.	1.650%	7/1/36	100,000	100,000	(c)(d)
Southern Ocean County Hospital, LOC - Wells Fargo Bank N.A.	1.650%	7/1/36	800,000	800,000	(c)(d)

Total Health Care				1,075,000

Water & Sewer - 0.0%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.610%	7/1/36	100,000	100,000	(c)(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,285,000)				1,285,000

TOTAL INVESTMENTS - 99.2% (Cost - $187,428,174)				192,835,571
Other Assets in Excess of Liabilities - 0.8%				1,560,432

TOTAL NET ASSETS - 100.0%				$194,396,003

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(d)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
COP	— Certificates of Participation
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$191,550,571	—	$191,550,571
Short-Term Investments†	—	1,285,000	—	1,285,000

Total Investments	—	$192,835,571	—	$192,835,571

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019